Other Liabilities - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 940	$ 908
Additions	175	168
Claims paid	(162)	(159)
Currency translation adjustment and other	2	34
Balance at end of period	$ 955	$ 951